Share Capital (Details) - Schedule of Information About Stock Options Outstanding	12 Months Ended
Mar. 31, 2024 $ / shares
$3.93 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 3.93
Number of options outstanding	438,000
Weighted average remaining contractual life	3 years 25 days
Weighted average exercise price	$ 3.93
Number of options exercisable	219,000
Weighted average exercise price	$ 3.93
$4.08 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.08
Number of options outstanding	60,000
Weighted average remaining contractual life	3 years 10 months 24 days
Weighted average exercise price	$ 4.08
Number of options exercisable	20,000
Weighted average exercise price	$ 4.08
$5.46 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 5.46
Number of options outstanding	454,001
Weighted average remaining contractual life	1 year 1 month 24 days
Weighted average exercise price	$ 5.46
Number of options exercisable	454,001
Weighted average exercise price	$ 5.46
$9.45 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.45
Number of options outstanding	375,000
Weighted average remaining contractual life	1 year 7 months 13 days
Weighted average exercise price	$ 9.45
Number of options exercisable	375,000
Weighted average exercise price	$ 9.45
$3.93 to $9.45 [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Number of options outstanding	1,327,001
Weighted average remaining contractual life	2 years 14 days
Weighted average exercise price	$ 6.02
Number of options exercisable	1,068,001
Weighted average exercise price	$ 6.52
$3.93 to $9.45 [Member] | Bottom of Range [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	3.93
$3.93 to $9.45 [Member] | Top of Range [Member]
Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.45